Provision for Employee Benefits - Schedule of Defined Benefit Obligation (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
2025 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	$ 513,751
2025 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2026 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	259,610
2026 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2027 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	334,829
2027 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2028 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	249,094
2028 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2029 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	266,592
2029 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2030 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	367,826
2030 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2031 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	595,721
2031 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2032 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	227,444
2032 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2033 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	198,420
2033 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2034 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	379,742
2034 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation
2035-2049 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	14,197,001
2035-2049 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	220,881
>2049 [Member] | Plan A [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	8,227,099
>2049 [Member] | Plan B [Member]
Schedule of Defined Benefit Obligation [Line Items]
Defined benefit obligation	$ 203,717